Subsequent Events	12 Months Ended
Jun. 30, 2023
Subsequent Events
Subsequent Events
21.	Subsequent Events

In September 2023, the Company won a bid to acquire the land use rights of a parcel of land with a total site area of 56,449.39 square meters and the above-ground construction in progress (collectively referred to as the “Real Property”), situated at 09-No.5-3, Boao Lecheng International Medical and Tourism Pilot Zone (“Boao Lecheng”), Hainan Province, the People’s Republic of China (the “PRC”) at a consideration of approximately RMB129,200. Hywin has already paid the consideration. The Real Property will be used to build Hywin’s first integrated health management center pilot project.

The Group has evaluated subsequent events through the date of issuance of the consolidated financial statements, and did not identify any other subsequent events with material financial impact on the Group’s consolidated financial statements.